FINANCE RECEIVABLES, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Receivables [Abstract]
Schedule of Finance Receivables

Finance receivables, net which consists of installment of sales-type leases, were as follows:

	September 30,	March 31,
	2025	2025
Gross receivables	$114,033	$137,617
Unearned income	(5,283)	(6,717)
Subtotal	108,750	130,900
Provision for credit loss	(11,698)	(13,247)
Finance receivables, net	97,052	117,653
Less: finance receivables, net – current	(55,328)	(70,801)
Finance receivables, net – non-current	$41,724	$46,852

Finance receivables, net which consists of installment of sales-type leases, were as follows:

	March 31,	March 31,
	2025	2024
Gross receivables	$137,617	$216,648
Unearned income	(6,717)	(13,083)
Subtotal	130,900	203,565
Provision for credit loss	(13,247)	(6,040)
Finance receivables, net	117,653	197,525
Less: finance receivables, net – current	(70,801)	(100,564)
Finance receivables, net – non-current	$46,852	$96,961

Schedule of Future Minimum Lease Receivables	As of September 30, 2025, future minimum lease receivables under non-cancelable sales-type lease agreement are as follows:
Lease
Receivable
2026	$59,626
2027	40,422
2028	13,849
2029	136
Total	$114,033
As of March 31,2025, future minimum lease receivables under non-cancelable sales-type lease agreement are as follows:
Lease
Receivable
2026	$76,484
2027	36,986
2028	23,514
2029	633
Total	$137,617